Balance Sheets (USD $)	Mar. 31, 2014	Dec. 31, 2013
Current assets:
Cash	$ 325,589	$ 4,329
Accounts receivable	17,068
Prepaid expenses	214,845	24,761
Prepaid stock compensation - current portion	521,343	1,228,201
Total current assets	1,078,845	1,257,291
Fixed assets, net	12,049
Other assets:
Security deposits	1,500	1,500
Trademarks	824	550
Prepaid stock compensation - long term portion	91,667
Website	55,343	58,598
Total other assets	149,334	60,648
Total assets	1,240,228	1,317,939
Current liabilities:
Accounts payable	201,300	76,769
Customer deposits	600
Accrued salaries - related party	10,315	10,869
Accrued payroll taxes	11,891	11,891
Notes payable - related party	361,537	500,450
Accrued interest payable
Accrued interest payable - related party	396	1,599
Line of credit - related party		49,051
Notes payable, net of unamortized debt discount of $0	3,000	30,250
Total current liabilities	589,039	680,879
Long-term liabilities:
Notes payable - related party
Total long-term liabilities
Total liabilities	589,039	680,879
Stockholders' deficit:
Preferred stock, $0.001 par value, 10,000,000 shares authorized, no shares issued and outstanding as of March 31, 2014 and December 31, 2013, respectively
Common stock, $0.001 par value, 100,000,000 shares authorized, 11,980,366 and 10,242,460 shares issued and outstanding as of March 31, 2014 and December 31, 2013, respectively	11,981	10,243
Additional paid-in capital	8,746,525	7,010,353
Subscriptions receivable	(40,000)
Common stock payable	374,880	94,850
Deficit accumulated during development stage	(8,442,167)	(6,478,386)
Total stockholders' equity	651,189	637,060
Total liabilities and stockholders' equity	$ 1,240,228	$ 1,317,939